Related Party Transactions - Schedule of Net Transfers (Parenthetical) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Related Party
Related Party Transaction [Line Items]
Transfers to parent, net	$ 35.0
Starz Business of Lions Gate Entertainment Corp
Related Party Transaction [Line Items]
Transfer from parent net cash flows provided by financing activities	2.7	$ 76.1	$ 146.7	$ 228.0	$ 171.1
Transfer to parent company aggregate share based compensation discontinued operations	0.3	$ 0.3	$ 1.8	$ 3.0	$ 1.9
Starz Business of Lions Gate Entertainment Corp | Related Party
Related Party Transaction [Line Items]
Transfers to parent, net	$ 35.0